Other operating income (Tables)	12 Months Ended
Dec. 31, 2021
Other operating income.
Schedule of components of other operating income
Other operating income is comprised of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Government grants	427,832	395,042	503,685
Claims income	96,388	141,408	175,499
Others	121,193	171,405	245,395

Total other operating income	645,413	707,855	924,579